UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
September 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--48.7%	Principal Amount ($)	Value ($)

Allied Irish Banks (Yankee)
2.90% - 2.91%, 10/3/08 - 12/5/08	60,000,000	60,000,928
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
2.80%, 11/17/08	50,000,000	50,000,000
Bank of Ireland (Yankee)
2.90%, 12/5/08	50,000,000 a	50,000,445
Bank of Scotland PLC (London)
2.80%, 10/14/08	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
2.55%, 12/29/08	20,000,000	20,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
3.02%, 10/9/08	30,000,000	30,000,033
Branch Banking & Trust Co.
2.88%, 11/5/08	75,000,000	75,000,000
Calyon (London) (Yankee)
2.75% - 3.05%, 10/6/08 - 12/10/08	50,000,000	50,000,000
Canadian Imperial Bank of Commerce (Yankee)
3.09%, 10/23/08	50,000,000	50,000,000
DEPFA BANK PLC (Yankee)
2.88%, 10/8/08	95,000,000 a	95,000,000
DZ Bank AG (Yankee)
2.85%, 11/26/08	25,000,000	25,000,000
Fortis Bank (Yankee)
2.50%, 12/23/08	30,000,000	30,000,000
Landesbank Baden-Wurttemberg (London)
2.85% - 2.90%, 10/10/08 - 11/28/08	75,000,000	75,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
2.90%, 12/12/08	75,000,000	75,000,000
Natixis (Yankee)
2.90%, 12/5/08	75,000,000	75,001,335
Societe Generale (Yankee)
3.00%, 12/10/08	25,000,000	25,000,000
State Street Bank and Trust Co.
3.00%, 10/20/08	25,000,000	25,000,000
SunTrust Bank
3.00%, 12/16/08	50,000,000	50,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
2.78%, 10/17/08	50,000,000	50,000,329
Total Negotiable Bank Certificates of Deposit
(cost $960,003,070)		960,003,070
Commercial Paper--40.2%

Banco Bilbao Vizcaya Argenteria Puerto Rico
3.14%, 1/22/09	30,000,000	29,709,025
Beethoven Funding Corp.
6.50%, 10/1/08	75,000,000 a	75,000,000
Canadian Imperial Holdings

2.79%, 10/9/08	25,000,000	24,984,722
Cancara Asset Securitisation Ltd.
6.00%, 10/1/08	75,000,000 a	75,000,000
Citigroup Funding Inc.
2.83% - 2.92%, 10/7/08 - 11/18/08	90,000,000	89,787,400
Commerzbank U.S. Finance Inc.
3.22%, 12/17/08	75,000,000	74,491,479
Gemini Securitization Corp., LLC
6.00%, 10/1/08	75,000,000 a	75,000,000
Greenwich Capital Holdings Inc.
3.09%, 1/20/09	50,000,000	49,529,792
Hannover Funding Company LLC
7.00%, 10/1/08	75,000,000 a	75,000,000
Skandinaviska Enskilda Banken AB
3.04%, 10/24/08	50,000,000 a	49,904,486
Swedbank (ForeningsSparbanken AB)
2.93%, 10/9/08	25,000,000	24,983,833
Three Pillars Funding LLC
6.50%, 10/1/08	75,000,000 a	75,000,000
UBS Finance Delaware LLC
2.80%, 10/8/08	75,000,000	74,959,750
Total Commercial Paper
(cost $793,350,487)		793,350,487
Corporate Notes--2.0%

General Electric Capital Corp.
3.22%, 10/25/08	25,000,000 b	25,000,000
Wells Fargo & Co.
2.55%, 10/3/08	15,000,000 b	15,000,000
Total Corporate Notes
(cost $40,000,000)		40,000,000
Repurchase Agreements--8.9%

Barclays Financial LLC
1.80%, dated 9/30/08, due 10/1/08 in the amount of
$176,008,800 (fully collateralized by $43,320,000
Federal Farm Credit Bank, 2.63%, due 4/21/11, value
$43,308,033, $43,900,000 Federal Home Loan Bank, due
1/2/09, value $43,575,140 and $89,887,000 Federal
National Mortgage Association, 3.38%-4.75%, due
12/15/08-5/29/13, value $92,637,221)
(cost $176,000,000)	176,000,000	176,000,000
Total Investments (cost $1,969,353,557)	99.8%	1,969,353,557
Cash and Receivables (Net)	.2%	4,797,108
Net Assets	100.0%	1,974,150,665

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $569,904,931 or 28.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,969,353,557

Level 3 - Significant Unobservable Inputs	0

Total	1,969,353,557

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
September 30, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--9.9%	of Purchase (%)	Amount ($)	Value ($)

12/26/08
(cost $74,631,812)	2.08	75,000,000	74,631,812

Repurchase Agreements--90.2%

Citigroup Global Markets Holdings Inc.
dated 9/30/08, due 10/1/08 in the amount of
$70,000,097 (fully collateralized by $67,463,200 U.S.
Treasury Bonds, 4.50%, due 2/15/36, value $71,400,015)	0.05	70,000,000	70,000,000
Credit Suisse (USA) Inc.
dated 9/30/08, due 10/1/08 in the amount of
$70,000,486 (fully collateralized by $70,265,000 U.S.
Treasury Notes, 4.50%, due 3/31/09, value $71,401,187)	0.25	70,000,000	70,000,000
Deutsche Bank Securities
dated 9/30/08, due 10/1/08 in the amount of
$70,000,972 (fully collateralized by $53,712,800
Treasury Inflation Protected Securities, 3.50%, due
1/15/11, value $71,400,032)	0.50	70,000,000	70,000,000
Goldman, Sachs & Co.
dated 9/30/08, due 10/1/08 in the amount of
$46,700,026 (fully collateralized by $45,207,200 U.S.
Treasury Notes, 3.875%-4.25%, due 1/15/11-5/15/18,
value $47,634,071)	0.02	46,700,000	46,700,000
Greenwich Capital Markets
dated 9/30/08, due 10/1/08 in the amount of
$70,000,389 (fully collateralized by $61,635,000 U.S.
Treasury Bonds, 5%, due 5/15/37, value $71,400,449)	0.20	70,000,000	70,000,000
HSBC USA Inc.
dated 9/30/08, due 10/1/08 in the amount of
$70,000,389 (fully collateralized by $71,454,200 U.S.
Treasury Bills, due 10/16/08-1/15/09, value
$71,401,880)	0.20	70,000,000	70,000,000
J.P. Morgan Chase & Co.
dated 9/30/08, due 10/1/08 in the amount of
$70,000,194 (fully collateralized by $53,106,000
Treasury Inflation Protected Securities, 3.50%-4.25%,
due 1/15/10-1/15/11, value $71,404,545)	0.10	70,000,000	70,000,000
Merrill Lynch & Co. Inc.
dated 9/30/08, due 10/1/08 in the amount of
$70,000,194 (fully collateralized by $51,020,000 U.S.
Treasury Bonds, 8.875%, due 8/15/17, value
$71,404,212)	0.10	70,000,000	70,000,000
Mizuho Securities USA
dated 9/30/08, due 10/1/08 in the amount of

$70,000,486 (fully collateralized by $68,869,500 U.S.
Treasury Notes, 4.50%-4.75%, due 11/15/08-5/15/17,
value $71,400,107)	0.25	70,000,000	70,000,000
UBS Securities LLC
dated 9/30/08, due 10/1/08 in the amount of
$70,000,292 (fully collateralized by $113,803,000
U.S. Treasury Strips, due 11/15/18-2/15/25, value
$71,402,247)	0.15	70,000,000	70,000,000
Total Repurchase Agreements
(cost $676,700,000)			676,700,000
Total Investments (cost $751,331,812)		100.1%	751,331,812
Liabilities, Less Cash and Receivables		(.1%)	(707,116)
Net Assets		100.0%	750,624,696

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	751,331,812

Level 3 - Significant Unobservable Inputs	0

Total	751,331,812

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 17, 2008

By:	/s/ J. David Officer

James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)